Offerings	Oct. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	28,146,709
Proposed Maximum Offering Price per Unit	3.56
Maximum Aggregate Offering Price	$ 100,202,284.04
Fee Rate	0.0087%
Amount of Registration Fee	$ 8,717.60
Offering Note	Represents the issuance of up to 28,146,709 common shares, no par value (“Common Shares”) of the Registrant. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Pursuant to Rule 457(c), solely for purposes of calculating the registration fee, the proposed maximum offering price per share is $3.56, which is the average of the high and low prices of the Common Shares on the NYSE American LLC on October 23, 2026 (such date being within five business days of the date that this Registration Statement was filed with the SEC).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares issuable upon exercise of warrants
Amount Registered | shares	2,219,998
Proposed Maximum Offering Price per Unit	3.56
Maximum Aggregate Offering Price	$ 7,903,192.88
Fee Rate	0.0087%
Amount of Registration Fee	$ 687.58
Offering Note	Represents up to 2,219,998 Common Shares issuable upon the exercise of warrants originally issued in a private placement in connection with the initial public offering of Viking Acquisition Corp I. (the “Warrants”). Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Pursuant to Rules 457(c) and (g), solely for purposes of calculating the registration fee, the proposed maximum offering price per share is $3.56, which is the average of the high and low prices of the Common Shares on the NYSE American LLC on October 23, 2026 (such date being within five business days of the date that this Registration Statement was filed with the SEC).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Shares
Amount Registered | shares	219,998
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Represents 219,998 Warrants exercisable for Common Shares being registered for resale hereunder. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. In accordance with Rule 457(i), the entire registration fee for the Warrants is allocated to the Common Shares underlying such Warrants, and no separate fee is payable for the Warrants.